..................................
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 THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
  14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT
     REQUEST WAS DENIED/CONFIDENTIAL TREATMENT EXPIRED ON JANUARY 8, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [   ]; Amendment Number:       1
                                                ---------------
         This Amendment (Check only one.):   [_]      is a restatement.
                                             [X]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher              New York, New York          January 14, 2002
------------------------            -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      ------
Form 13F Information Table Entry Total:                                 11
                                                                      ------
Form 13F Information Table Value Total:                              $358,182
                                                                     --------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                     FORM 13F INFORMATION TABLE
                                                     SATELLITE ASSET MANAGEMENT
                                                   FOR QUARTER ENDED JUNE 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer           Title of      CUSIP      Value (x    Shrs or prn    SH/  Put/  Investment      Other     Voting Authority
--------------           --------      -----      --------    -----------    ---  ----  ----------      -----     ----------------
                          Class                    $1000)        amt         PRN  Call  Discretion    Managers
                          -----                    -----         ---         ---  ----  ----------    --------
                                                                                                                  Sole  Shared  None
                                                                                                                  ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GEN CORP           COM     026351106     119,349     2,569,400      SH            SOLE               2,569,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FRANCHISE FIN CORP OF AMER  COM     351807102      24,324       968,700      SH            SOLE                 968,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GALILEO INTERNATIONAL INC   COM     363547100       3,250       100,000      SH            SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENUITY INC                 CL A    37248E103       1,092       350,100      SH            SOLE                 350,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IBP INC                     COM     449223106       6,111       242,000      SH            SOLE                 242,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATIONS   COM     458801107      33,790     2,267,800      SH            SOLE               2,267,800
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL           COM     461268104      10,279       277,800      SH            SOLE                 277,800
TECHNOLOGY INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA CO           COM     751277302      58,890     1,961,700      SH            SOLE               1,961,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TEXACO INC                  COM     881694103      17,414       316,630      SH            SOLE                 316,630
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOSCO CORP                  COM     891490302      45,305     1,028,500      SH            SOLE               1,028,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP               COM     929771103      38,378       539,400      SH            SOLE                 539,400
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  11 DATA RECORDS                         358,182             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
